LOSSES PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE [Abstract]
Calculation of Basic and Diluted Earnings Per Share
Basic and diluted losses per share for each of the years presented is calculated as follows:

	For the years ended
	2015		2016		2017
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B

Losses per share—basic:
Numerator:
Allocation of net loss attributable to 500.com Limited’s ordinary shareholders used in calculating income per ordinary share—basic	(247,664)	(76,233)	(166,057)	(36,908)	(259,319)	(39,857)	(57,780)	(8,880)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	294,836,665	90,753,548	339,429,946	75,442,810	333,909,823	333,909,823	74,400,299	74,400,299
Denominator used for losses per share	294,836,665	90,753,548	339,429,946	75,442,810	333,909,823	333,909,823	74,400,299	74,400,299
Losses per share—basic	(0.84)	(0.84)	(0.49)	(0.49)	(0.78)	(0.12)	(0.78)	(0.12)

Losses per share—diluted:
Numerator:
Allocation of net loss attributable to 500.com Limited’s ordinary shareholders used in calculating loss per ordinary share— diluted	(247,664)	(76,233)	(166,057)	(36,908)	(259,319)	(39,857)	(57,780)	(8,880)
Reallocation of net loss attributable to 500.com Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	(76,233)	-	(36,908)	-	(57,780)	(8,880)	-	-
Net loss attributable to ordinary shareholders	(323,897)	(76,233)	(202,965)	(36,908)	(317,099)	(48,737)	(57,780)	(8,880)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	294,836,665	90,753,548	339,429,946	75,442,810	333,909,823	333,909,823	74,400,299	74,400,299
Conversion of Class B to Class A ordinary shares	90,753,548	-	75,442,810	-	74,400,299	74,400,299	-	-
Share options	-	-	—	-	-	-	-	-
Denominator used for losses per share	385,590,213	90,753,548	414,872,756	75,442,810	408,310,122	408,310,122	74,400,299	74,400,299
Losses per share—diluted	(0.84)	(0.84)	(0.49)	(0.49)	(0.78)	(0.12)	(0.78)	(0.12)

Losses per ADS:
Denominator used for losses per ADS - basic	29,483,667	-	33,942,995	-	33,390,982	33,390,982	-	-
Denominator used for losses per ADS - diluted	38,599,021	-	41,487,276	-	40,831,012	40,831,012	-	-
Losses per ADS – basic	(8.40)	-	(4.89)	-	(7.77)	(7.77)	-	-
Losses per ADS – diluted	(8.40)	-	(4.89)	-	(7.77)	(7.77)	-	-